Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,018,000.00
Total Fee Amount	416.79
Total Offset Amount	0.00
Net Fee	$ 416.79
Offering Table N/A
Offset Table N/A	N/A